ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 20, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) AlphaMark Actively Managed Small Cap ETF (S000049009)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, AlphaMark Actively Managed Small Cap ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 20, 2015, and filed electronically as Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 20, 2015.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary